19. Borrowing and financing	12 Months Ended
Dec. 31, 2018
Borrowing And Financing
Borrowing and financing

These are recorded as financial liabilities measured at amortized cost, being represented by non-derivative financial liabilities that are not usually traded before maturity.

They are initially recognized at fair value, and subsequently measured based on the effective interest rate method. The appropriation of financial expenses based on the effective interest rate method is recorded in income, under financial expenses.

Description	Currency	Charges	Maturity	2018	2017
BNDES (1)	URTJLP	TJLP to TJLP + 3.62%p.a.	Dec/19 to Jul/22	578,312	1,945,140
BNDES (1)	UM143	SELIC + 2.52% p.a.	Jul/22	489,421	1,911,383
BNDES (PSI) (1)	R$	2.50% to 4.50% p.a.	Dec/19 to Jan/21	56,804	263,972
KFW (2)	USD	Libor 6M+ 1.35% p.a.	Apr/19	43,420	110,937
KFW Finnvera (2)	USD	Libor 6M+ 0.75% p.a.	Dec/25	378,595	260,522
Cisco Capital (3)	USD	1.80% to 2.50% p.a.	Nov/19 to Dec/20	116,465	198,990
Total				1,663,017	4,690,944
Current				(698,728)	(1,351,860)
Non-Current				964,289	3,339,084

Guarantees:

(1)	Guaranteed by the holding company TIM Participações and collateral of some receivables of the subsidiary.
(2)	Guaranteed by the holding company TIM Participações.
(3)	No guarantee.

The parent company TIM Participações did not have borrowing and financing as at December 31, 2018 and 2017.

The financing arranged by the subsidiary with BNDES was raised for the purpose of expanding the mobile phone network. The agreements include covenants that require certain financial ratios to be attained, calculated semi-annually. The parent company, TIM Participações, has complied with these financial ratios.

On December 31, 2017, the Company prepaid R$800 million of the debt to BNDES, reducing the debit balance of the facility. In 2018, another R$2,200 million was paid in advance. The decrease in the debt balance with BNDES did not change the original payment schedule of the payments due to the Bank, the last installment of which matures in July 2022. All prepayments made were intended to enable the Company effectively to manage its indebtedness and cash.

In May 2018, the Company obtained a new credit line of R$1,500,000 from BNDES to finance investments in property, plant and equipment (Capex) for the 2017-2019 period. As at December 31, 2018, the Company had not used said credit facility, which will be available for use until December 2019, and its disbursement is not mandatory. The cost of this credit facility is indexed to the variations in the Long-Term Interest Rate ("TJLP") plus interest of 1.95% per year.

In September 2018, the Company obtained the third tranche of the financing agreement in foreign currency to KFW Finnvera, in the amount of US$40 million (or R$167 million). In order to eliminate foreign exchange risk, a swap was contracted in advance to cover the whole debt amortization schedule.

The table below sets forth the status of the financing and credit facilities available:

Type	Currency	Date of opening	Term	Total amount	Undrawn balance	Amount used as at December 31, 2018
BNDES (1)	TJLP	May/18	Dec/18	1,090,000	1,090,000	-
BNDES (2)	TJLP	May/18	Dec/19	20,000	20,000	-
BNDES	TJLP	May/18	Dec/19	390,000	390,000	-
Total R$				1,500,000	1,500,000	-

Purpose:

(1)	Support for the TIM investment plan for the years 2017 to 2019 including, but not limited to, the acquisition of Brazilian equipment.
(2)	Investment in social projects involving the community.
(3)	Investment solely toward the purchase of machinery and equipment, industrial systems and/or other components manufactured in the country.

The Investment Sustainment Program (“PSI”) financing lines, obtained from BNDES, refer to specific programs of this institution and have interest rates lower than those used in BNDES’ ordinary operations. The balance as at December 31, 2018, corresponding to the adjustment of the subsidy granted by the BNDES for all the PSI lines, was approximately R$70 million. This amount was recorded in “Deferred Revenue” under the “Government Subsidies” (Note 22) line and deferred for the useful life of the asset being financed and appropriated to income in “Subsidy income” (Note 28).

The subsidiary has swap transactions to protect itself fully against any devaluation of the Brazilian currency against the US Dollar in its borrowing and financing transactions. Nevertheless, this is not classified as hedge accounting.

The long-term portions of borrowing and financing on December 31, 2018 mature as follows:

2020	343,598
2021	293,899
2022	198,625
2023	32,111
2024	75,602
2025	20,454
964,289

The table below includes the schedule of nominal values of borrowing and financing estimated until the termination of the agreements.

Nominal Value

2019	787,188
2020	396,786
2021	323,482
2022	206,944
2023	34,577
2024	76,614
2025	20,569
1,846,160

Borrowing fair value

In Brazil there is no consolidated long-term debt market with the characteristics of the BNDES facilities. In addition to the returns on long-term debt, the institutions take into account the social benefits of each project for which financing is granted. For the purposes of the fair value analysis, given the absence of a similar market and the requirement that the projects address governmental interests, the fair value of the borrowing is usually taken to be that shown in the accounting records.

The amount of PSI credit lines is recorded at fair value as at the withdrawal date, and the fair value is calculated considering the CDI rate as at the withdrawal date.

Another transaction contracted with extremely specific features is the financing obtained from KFW Finnvera. This transaction is secured by Finnvera, a Finnish development agency. Given the features of this transaction, the Company believes that its fair value is equal to that shown in the balance sheet.

Regarding the funds raised with Cisco Capital and KFW, current market conditions do not indicate the existence of any factor that might lead to a fair value for these transactions different to that shown in the accounting records.